Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2021	2020
		(As Restated)(1)
Numerator:
Net loss	$(217,778)	$(60,278)
Net loss attributable to ordinary shareholders – basic and diluted	$(217,778)	$(60,278)
Denominator:
Weighted-average number of common shares used in net loss per share – basic and diluted	43,553,504	36,285,113
Net loss per share – basic and diluted	$(5.00)	$(1.66)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Public Warrants to purchase common shares	11,500,000	—
Restricted stock units	4,227,759	—
Options to purchase common shares	2,456,102	2,165,144
Earn-out shares	6,000,000	—
Exchangeable right liability (Note 16)	6,600,000	—
Warrants to purchase common shares	—	2,696,269
	30,783,861	4,861,413